Cover	Jun. 13, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 13, 2023
Entity Registrant Name	INTEGRAL AD SCIENCE HOLDING CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40557
Entity Tax Identification Number	83-0731995
City Area Code	646
Local Phone Number	278-4871
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001
Trading Symbol	IAS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	99 Wall Street
Entity Address, Address Line Two	#1950
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
Amendment Flag	false
Entity Central Index Key	0001842718